Goodwill and Intangible Assets - Assumptions for Our Annual Impairment Assessments of Goodwill (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Annual revenue growth rate	2.00%
Capital equipment CGU
Disclosure of information for cash-generating units [line items]
Annual revenue growth rate	4.00%	9.00%	7.00%
Term used to extrapolate cash flow projections	5 years	6 years	7 years
Discount rate	13.00%	17.00%	17.00%
A & D CGU
Disclosure of information for cash-generating units [line items]
Term used to extrapolate cash flow projections	5 years	4 years
Discount rate	11.00%	9.00%
Atrenne CGU
Disclosure of information for cash-generating units [line items]
Annual revenue growth rate	12.00%
Term used to extrapolate cash flow projections	4 years
Discount rate	13.00%